Reserves (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reserves [Abstract]
Schedule of Equity Based Premium Reserve
Equity based premium reserve	Consolidated
	2023	2022
	$	$
Balance at 1 July 2022	8,077,191	6,612,641
Options issued to advisors[1]	684,000	-
Issues of new options – placement[2]	108,257	-
Equity instruments issued to management and directors[3]	3,191,640	1,464,550
At 30 June 2023	12,061,087	8,077,191
[1]	During the year ended 30 June 2023, the Company issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the companies in November 2021. As the transaction between the Company and APIRx was deemed complete on 04 August 2022 the options were issued.
[2]	During the year ended 30 June 2023, the Company issued 105,800,651 options to existing shareholders for nominal amount as part of a loyalty placement offer.
[3]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.
Equity based premium reserve
	Consolidated
	2022	2021
	$	$
Balance at 1 July 2021	6,612,641	1,490,588
Options issued to advisors[1]	-	4,522,010
Equity instruments issued to management and directors	1,464,550	600,043
At 30 June 2022	8,077,191	6,612,641
[1]	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series. During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.